Shareholder Report, Holdings (Details)	Aug. 31, 2024
Schwab Treasury Inflation Protected Securities Index Fund [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Schwab Treasury Inflation Protected Securities Index Fund [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%	[1]
Schwab Treasury Inflation Protected Securities Index Fund [Member] | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
Schwab Treasury Inflation Protected Securities Index Fund [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
Schwab U.S. Aggregate Bond Index Fund [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Schwab U.S. Aggregate Bond Index Fund [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[1]
Schwab U.S. Aggregate Bond Index Fund [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1]
Schwab U.S. Aggregate Bond Index Fund [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
Schwab U.S. Aggregate Bond Index Fund [Member] | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3]
Schwab U.S. Aggregate Bond Index Fund [Member] | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%
Schwab U.S. Aggregate Bond Index Fund [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]
Schwab U.S. Aggregate Bond Index Fund [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[4]
Schwab U.S. Aggregate Bond Index Fund [Member] | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
Schwab U.S. Aggregate Bond Index Fund [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab Short-Term Bond Index Fund [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab Short-Term Bond Index Fund [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	71.70%	[1]
Schwab Short-Term Bond Index Fund [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
Schwab Short-Term Bond Index Fund [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
Schwab Short-Term Bond Index Fund [Member] | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
Schwab Short-Term Bond Index Fund [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[2]
Schwab Short-Term Bond Index Fund [Member] | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
Schwab Short-Term Bond Index Fund [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab Tax-Free Bond Fund [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Schwab Tax-Free Bond Fund [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[1]
Schwab Tax-Free Bond Fund [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%	[1]
Schwab Tax-Free Bond Fund [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[1]
Schwab Tax-Free Bond Fund [Member] | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab Tax-Free Bond Fund [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
Schwab Tax-Free Bond Fund [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%
Schwab Tax-Free Bond Fund [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
Schwab Tax-Free Bond Fund [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Schwab Tax-Free Bond Fund [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Schwab California Tax-Free Bond Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
Schwab California Tax-Free Bond Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%	[1]
Schwab California Tax-Free Bond Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[1]
Schwab California Tax-Free Bond Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
Schwab California Tax-Free Bond Fund | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab California Tax-Free Bond Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Schwab California Tax-Free Bond Fund | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.40%
Schwab California Tax-Free Bond Fund | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
Schwab California Tax-Free Bond Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab California Tax-Free Bond Fund | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Schwab Opportunistic Municipal Bond Fund [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
Schwab Opportunistic Municipal Bond Fund [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[1]
Schwab Opportunistic Municipal Bond Fund [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[1]
Schwab Opportunistic Municipal Bond Fund [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%	[1]
Schwab Opportunistic Municipal Bond Fund [Member] | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab Opportunistic Municipal Bond Fund [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
Schwab Opportunistic Municipal Bond Fund [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	76.00%
Schwab Opportunistic Municipal Bond Fund [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
Schwab Opportunistic Municipal Bond Fund [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%

[1]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Less than 0.05%.
[4]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.1% of net assets on August 31, 2024.